Subsequent Events	3 Months Ended
Mar. 31, 2014
Subsequent Events
Subsequent Events

Note 11. Subsequent Events

        On April 1, 2014, the Company issued $100.0 million aggregate principal amount of additional 10.250% Senior Notes, due 2019, (the "Additional Notes") in a private offering conducted pursuant to Rule 144A and Regulation S under the Securities Act of 1933, as amended (the "Securities Act"). The Additional Notes were issued at 113.000% plus interest deemed to have accrued from January 15, 2014. The majority of the costs associated with the offering will be capitalized as debt issue costs and will be amortized using the effective interest rate over the term of the Additional Notes. The Company expects to use the net proceeds of the offering to repay a portion of the borrowings outstanding under its Revolving Credit Facility, for general corporate purposes, and to pay certain fees and expenses relating to the offering.

        The Additional Notes have been issued under the indenture governing the Company's existing $725.0 million Senior Notes, due 2019, issued on July 17, 2012. The Additional Notes will be treated as a single series with the existing Senior Notes and will have the same terms as those of the Senior Notes, except that the Additional Notes will be subject to a registration rights agreement and until such time as they are registered and exchanged, the Additional Notes will be subject to transfer on restrictions and will not be fungible with the Senior Notes.

        In connection with the issuance of the Additional Notes, the Company entered into a registration rights agreement, pursuant to which it will use its commercially reasonable efforts to file an exchange offer for the Additional Notes in a registration statement ("Exchange Offer") with the SEC. No later than 270 days from April 11, 2014, the Exchange Offer for the Additional Notes must be declared effective by the SEC and such exchange be consummated or the Company will incur additional interest expense on the Additional Notes up to a maximum 0.5% per annum.